As filed with the Securities and Exchange Commission on December 27, 2010
Securities Act Registration No. 333-41461
Investment Company Act Reg. No. 811-08529

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 38	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 41	[X]

(Check appropriate box or boxes.)

MONTEAGLE FUNDS
(Exact Name of Registrant as Specified in Charter)

209 Tenth Avenue South, Suite 332, Nashville, Tennessee 37203
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 459-9084

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801
 (Name and Address of Agent for Service)

With Copies To:

Paul B. Ordonio, President 209 Tenth Avenue South, Suite 332 Nashville, Tennessee 37203	John H. Lively The Law Offices of John H. Lively & Associates, Inc. A Member Firm of The 1940 Act Law Group 2041 W. 141st Terrace, Suite 119 Leawood, KS 66224

It is proposed that this filing will become effective (check appropriate box)
| |	immediately upon filing pursuant to paragraph (b)
|x|	on December 28, 2010 pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
|_|	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
|_|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 38 to the registration statement on Form N-1A for the Monteagle Funds (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 37 from December 27, 2010 to December 28, 2010.  This amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 37 that was filed with the Securities and Exchange Commission on October 25, 2010.

PART C

OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)(1)	Copy of the Trust Instrument of the Registrant dated November 25, 1997. (1)

(a)(2)	Amendment No. 1, dated February 14, 2006, to the Trust Instrument of the Registrant. (2)

(a)(3)	Certificate of Amendment, dated December 28, 2007, to the Trust Instrument of the Registrant. (3)

(a)(4)	Certificate of Amendment, dated August 6, 2009, to the Trust Instrument of the Registrant. (4)

(b)	Not Applicable.

(c)	Sections 2.02, 2.04 and 2.06 of the Declaration of Trust define the rights of holders of the securities being registered.

(d)(1)	Form of the Management Agreement by and among Registrant and Nashville Capital Corporation, effective as of May 1, 2009, regarding the Monteagle Quality Growth and Select Value Funds. (5)

(d)(2)	Management Agreement by and among Registrant and Nashville Capital Corporation regarding the Monteagle Fixed Income, Value and Informed Investor Growth Funds. (2)

(d)(3)	Form of the Investment Sub-Advisory Agreement by and among Registrant, Nashville Capital Corporation and Garcia Hamilton & Associates, L.P., with respect to the Quality Growth Fund. (12)

(d)(4)	Investment Sub-Advisory Agreement between Registrant, Nashville Capital Corporation and Howe & Rusling, Inc., with respect to the Monteagle Fixed Income Fund. (7)

(d)(5)	Investment Sub-Advisory Agreement between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund. (2)

(d)(6)	Investment Sub-Advisory Agreement between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investors Growth Fund. (2)

(d)(7)	Form of the Investment Sub-Advisory Agreement between Registrant, Nashville Capital Corporation and Parkway Advisors, LP, with respect to the Monteagle Select Value Fund. (6)

(e)	Form of the Distribution Agreement between Registrant and Matrix Capital Group, Inc. (6)

(f)	None.

(g)	Custodian Agreement between Registrant and Huntington National Bank. (8)

(h)	Form of the Investment Company Services Agreement between Registrant and Matrix Capital Group, Inc. (2)

(i)	Opinion of Counsel to Registrant. (12)

(j)	Consent of Independent Auditor. (12)

(k)	None.

(l)	Investment Representation letter of original purchaser of shares of Registrant. (9)

(m)	None.

(n)	None.

(o)	Reserved.

(p)(1)	Code of Ethics adopted by Registrant. (10)

(p)(2)	Code of Ethics adopted by Garcia Hamilton & Associates, L.P. (12)

(p)(3)	Code of Ethics adopted by Parkway Advisors, L.P. (10)

(p)(4)	Code of Ethics adopted by Nashville Capital Corporation. (2)

(p)(5)	Code of Ethics adopted by Howe & Rusling, Inc. (2)

(p)(6)	Code of Ethics adopted by Robinson Investment Group, Inc. (2)

(p)(7)	Code of Ethics adopted by T.H. Fitzgerald & Company. (3)

(p)(8)	Code of Ethics adopted by Matrix Capital Group, Inc. (3)

Other
Exhibits:	Power of Attorney. (12)

(1)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed December 4, 1997
(2)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed July 11, 2006
(3)	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 8, 2008
(4)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 10, 2009
(5)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on July 5, 2009
(6)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on June 5, 2009
(7)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 21, 2006
(8)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 11, 2009
(9)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 18, 1998
(10)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 28, 2007
(11)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on June 29, 2006
(12)	To be filed by amendment

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30.	INDEMNIFICATION

Section 10.02 of the Registrant's Trust Instrument provides as follows:

(a)	Subject to the exceptions and limitations contained in Subsection 10.02(b):

(i)
every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a Covered Person) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words claim, action, suit, or proceeding shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words liability and expenses shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)
who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

(d)
Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

Section 4 of the Investment Advisory Agreement provides in substance as follows:

SECTION 4.   STANDARD OF CARE

The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Adviser's undertaking these services the Adviser shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, breach of fiduciary duty willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder and except as otherwise provided by law.

Sections 8 and 9 of the Underwriting Agreement provides in substance as follows:

SECTION 8.   INDEMNIFICATION OF THE TRUST.

Distributor agrees to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a Trustee, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys' fees) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon (i) any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of Distributor or any agent or employee of Distributor or any other person for whose acts Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust; (ii) Distributor's failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares; and (iii) Distributor's failure to comply with applicable laws and the Rules of the NASD. The Distributor will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification. The term "expenses" for purposes of this and the next paragraph includes amounts paid in satisfaction of judgments or in settlements which are made with Distributor's consent. The foregoing rights of indemnification shall be in addition to any other rights to which the Trust or each such person may be entitled as a matter of law.

SECTION 9.   INDEMNIFICATION OF DISTRIBUTOR.

The Trust agrees to indemnify and hold harmless Distributor and each person who has been, is, or may hereafter be a director, officer, employee, shareholder or control person of Distributor against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys' fees) reasonably incurred by any of them in connection with the matters to which this Agreement relates, except a loss resulting from the failure of Distributor or any such other person to comply with applicable law or the terms of this Agreement, or from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under this Agreement, for all of which exceptions Distributor shall be liable to the Trust. The Trust will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

In order that the indemnification provisions contained in this Paragraph 9 shall apply, it is understood that if in any case the Trust may be asked to indemnify Distributor or any other person or hold Distributor or any other person harmless, the Trust shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that Distributor will use all reasonable care to identify and notify the Trust promptly concerning any situation which presents or appears likely to present the probability of such a claim for indemnification against the Trust. The Trust shall have the option to defend Distributor and any such person against any claim which may be the subject of this indemnification, and in the event that the Trust so elects it will so notify Distributor, and thereupon the Trust shall take over complete defense of the claim, and neither Distributor nor any such person shall in such situation initiate further legal or other expenses for which it shall seek indemnification under this Paragraph 9. Distributor shall in no case confess any claim or make any compromise in any case in which the Trust will be asked to indemnify Distributor or any such person except with the Trust's written consent.

Notwithstanding any other provision of this Agreement, Distributor shall be entitled to receive and act upon advice of counsel (who may be counsel for the Trust or its own counsel) and shall be without liability for any action reasonably taken or thing reasonably done pursuant to such advice, provided that such action is not in violation of applicable federal or state laws or regulations.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)	Nashville Capital Corporation

The descriptions of Nashville Capital Corporation under the caption Management-Investment Adviser in the Prospectuses and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Nashville Capital Corporation together with information as to any other business, profession, vocation or employment of a substantial nature engaged in the officers and directors of Nashville Capital Corporation in the last two years, is included in its application for registration as an investment adviser of Form ADV (File No. 801-32593) and is incorporated by reference herein.

(b)	Parkway Advisors, L.P.

The descriptions of Parkway Advisors, L.P. under the caption Management-Sub-Advisers in the Prospectuses and Statement of Additional Information, constituting certain of Parts A and B, respectively, relating to the Select Value Fund, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Parkway Advisors, L.P. together with information as to any other business, profession, vocation or employment of a substantial nature engaged in the officers and directors of Parkway Advisors, L.P. in the last two years, is included in its application for registration as an investment adviser of Form ADV (File No. 801-60265) and is incorporated by reference herein.

(c)	Garcia Hamilton & Associates, L.P.

The descriptions of Garcia Hamilton & Associates, L.P., (GHA) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Quality Growth Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of GHA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in the officers and directors of GHA in the last two years, is included in its application for registration as an investment adviser of Form ADV (File No. 801-56194) and is incorporated by reference herein.

(d)	Howe & Rusling, Inc.

The descriptions of Howe & Rusling, Inc. (H&R) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Fixed Income Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of H&R, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in the officers and directors of H&R in the last two years, is included in its application for registration as an investment adviser of Form ADV (File No. 801-00294) and is incorporated by reference herein.

(e)	Robinson Investment Group, Inc.

The descriptions of Robinson Investment Group, Inc. (Robinson) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Value Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Robinson, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in the officers and directors of Robinson in the last two years, is included in its application for registration as an investment adviser of Form ADV (File No. 801-51450) and is incorporated by reference herein.

(f)	T.H. Fitzgerald & Co.

The descriptions of T.H. Fitzgerald & Co. (Fitzgerald) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Informed Investors Growth Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of T.H. Fitzgerald & Co., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in the officers and directors of Fitzgerald in the last two years, is included in its application for registration as an investment adviser of Form ADV (File No. 801-12196) and is incorporated by reference herein.

ITEM 32.	PRINCIPAL UNDERWRITERS

(a)
Matrix Capital Group, Inc. (the "Distributor") serves as the principal underwriter for the Registrant. The Distributor also acts as principal underwriter for the following registered investment companies:

American Independence Funds
AMIDEX Funds, Inc.
Catalyst Funds
Congressional Effect Fund
Frank Funds
The USX China Fund

(b)	The table below provides information for each director, officer or partner of the Distributor:

PRINCIPAL NAME AND PRINCIPAL	POSITIONS WITH UNDERWRITER	POSITIONS WITH REGISTRANT

Christopher F. Anci	President & Treasurer	None

David F. Ganley	Senior Vice President	Vice President, Secretary & AML Compliance Officer

Jennifer Sarkany	Secretary	None

Mr. Anci and Ms. Sarkany are located at 420 Lexington Avenue, Suite 601, New York, NY 10170. Mr. Ganley is located at 630 Fitzwatertown Road, Building "A", 2nd Floor, Willow Grove, PA 19090.

(c)	Not Applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Monteagle Funds' administrator, accounting and transfer agent service provider, Matrix Capital Group, Inc. 630 Fitzwatertown Road, Building "A", 2nd Floor, Willow Grove, Pennsylvania 19090. The records required to be maintained under Rule 31a-1 (b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, Huntington National Bank, 7 Easton Oval / EA4E95, Columbus, Ohio 43219. The records required to be maintained under Rule 31a-1 (b)(5), (6) and (9) are maintained at the offices of the Registrant's investment adviser and Sub-advisers as listed in Item 26 hereof.

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 38 to its registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Abilene, State of Texas on the 27th day of December, 2010.

MONTEAGLE FUNDS

By:	/s/ Paul B. Ordonio__
Paul B. Ordonio, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Paul B. Ordonio	President	12/27/2010
Paul B. Ordonio		Date

/s/ Larry Beaver	Treasurer	12/27/2010
Larry Beaver		Date

	Trustee	12/27/2010
Larry Joe Anderson*		Date

	Trustee	12/27/2010
Brian Joseph Green*		Date

	Trustee	12/27/2010
Charles Michael Kinard*		Date

*By: /s/ Paul B. Ordonio		12/27/2010
Paul B. Ordonio, Attorney-in-Fact*		Date